Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal	$ (4)	$ 0	$ 0
State	582	0	0
Deferred:
Federal	(225)	0	0
State	(42)	0	0
Provision for income taxes	$ 311	$ 0	$ 0